CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (4,088,625)	$ (1,890,758)	$ 1,028,106	$ 423,296	$ 414,560
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Depreciation	722,390	157,941	25,690	33,372	116
Provision for doubtful debts/ (written back), net		410,712		0	0
Stock, option, RSU and warrant expense	945,959	141,910	0	0	0
Changes in assets and liabilities:
Accounts receivable	(2,852,778)	(2,301,220)	(7,221,074)	(44,282)	(2,937,292)
Other current assets	(285,831)	(168,744)	(278,512)	(54,758)	(125,864)
Security deposit	0	0	(16,837)	(3,750)	0
Increase (decrease) in:
Accounts payable and accrued expenses	2,561,321	(21,463)	555,782	133,783	2,802,825
Other current liabilities	0	0	1,670,333	146,791	0
Taxes payable	0	0	(84,971)	191,657	213,561
Net cash provided by operating activities	(2,997,564)	(3,671,622)	(4,321,483)	826,109	367,906
Cash flows from investing activities:
Purchase of fixed assets	3,261,617	(61,351)	(3,131,972)	(35,194)	(3,200)
Goodwill	0	0	(3,470,522)	0	0
Acquisition consideration payable	(8,779,040)	0	9,200,000	0	0
Payment towards capital expenditure (inclusive of intangibles)		(1,624,733)		(125,000)	0
Investments	82,908	174,184	0	(340,000)	0
Net cash used in investing activities	(5,434,515)	(1,511,900)	2,597,506	(500,194)	(3,200)
Cash flows from financing activities:
Net proceeds from debt issuance	2,501,212	0	5,000,000	0	0
Proceeds from loan funds	1,966,667	6,235,935	0	0	0
Increase in line of credit	0	0	250,000	0	0
Additional stock issued	5,000,000	0	159,521	125,000	10,000
Net cash provided by financing activities	9,467,879	6,235,935	5,409,521	125,000	10,000
Net increase in cash and cash equivalents	1,035,800	1,052,413	3,685,544	450,915	374,706
Cash and cash equivalents as at beginning of the year	1,878,034	825,621	1,381,058	374,706	0
Cash at the end of the year	$ 2,913,834	$ 1,878,034	$ 5,066,602	$ 825,621	$ 374,706